SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

Deutsche Global Growth VIP

Mark Schumann has been added as a portfolio manager of the fund and, together with Jospeh Axtell, Sebastian P. Werner and Rafaelina M. Lee, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for Deutsche Global Growth VIP in “APPENDIX I-D – PORTFOLIO MANAGEMENT” of the fund’s Statement of Additional Information. The information for Joseph Axtell, Sebastian P. Werner and Rafaelina M. Lee is provided as of December 31, 2014 and the information for Mark Schumann is provided as of October 31, 2015:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
1 Joseph Axtell	$0	Over $1,000,000
Sebastian P. Werner	$0	$0
2 Rafaelina M. Lee	$0	$100,001 - $500,000
Mark Schumann	$0	$0

(1)	Although the Portfolio Manager does not have an investment in this variable annuity fund, the Portfolio Manager does hold $100,001 - $500,000 in Deutsche Global Growth Fund, the retail mutual fund that has the same investment strategy.
(2)	Although the Portfolio Manager does not have an investment in this variable annuity fund, the Portfolio Manager does hold $1 - $10,000 in Deutsche Global Growth Fund, the retail mutual fund that has the same investment strategy.

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance-Based Fee Accounts
Joseph Axtell	7	$2,171,342,136	0	$0
Sebastian P. Werner	3	$870,605,610	0	$0
Rafaelina M. Lee	5	$1,550,372,512	0	$0
Mark Schumann	1	$79,678,910	0	$0

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Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Joseph Axtell	0	$0	0	$0
Sebastian P. Werner	6	$856,046,508	0	$0
Rafaelina M. Lee	0	$0	0	$0
Mark Schumann	2	$790,798,088	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Joseph Axtell	1	$86,948,851	0	$0
Sebastian P. Werner	0	$0	0	$0
Rafaelina M. Lee	0	$0	0	$0
Mark Schumann	0	$0	0	$0

Please Retain This Supplement for Future Reference

December 29, 2015

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